Subsequent events - Conversion and Amendment of Convertible Debenture (Details)			6 Months Ended	12 Months Ended
	Jun. 19, 2020 USD ($) $ / shares	Nov. 22, 2019 USD ($)	Dec. 31, 2020 USD ($) item agreement	Jun. 30, 2020 USD ($) item	Apr. 14, 2021 $ / shares	Jan. 22, 2021 USD ($) $ / shares	Nov. 13, 2020 USD ($) $ / shares	Sep. 15, 2020 USD ($) $ / shares	Aug. 14, 2020 USD ($)	Jul. 17, 2020 USD ($)	Mar. 09, 2020 USD ($) $ / shares
Subsequent events
Number of securities purchase agreements | agreement			2
Conversion floor price (in dollars per share) | $ / shares					$ 0.80
Convertible Debentures issued on November 22, 2019, December 30, 2019 & March 9, 2020
Subsequent events
Number of convertible debentures | item			3	3
Maturity term		12 months	12 months	12 months
Aggregate principal amount		$ 5,000,000	$ 5,000,000	$ 5,000,000
Principal amount of debt whose floor price is amended							$ 600,000
Convertible Debenture issued on June 19, 2020, July 17, 2020, August 14, 2020, and November 13, 2020
Subsequent events
Number of convertible debentures | item			4
Maturity term	12 months		12 months
Aggregate principal amount	$ 2,000,000		$ 2,000,000
Conversion floor price (in dollars per share) | $ / shares	$ 2.50
Convertible Debentures issued on March 9, 2020
Subsequent events
Aggregate principal amount											$ 1,000,000
Conversion floor price (in dollars per share) | $ / shares						$ 3.00					$ 3.00
Principal amount of debt whose floor price is amended						$ 400,000
Convertible Debentures issued on August 14, 2020
Subsequent events
Aggregate principal amount									$ 300,000
Convertible Debentures issued on November 13, 2020
Subsequent events
Aggregate principal amount							300,000
Closing of Convertible Debenture
Subsequent events
Aggregate principal amount	$ 700,000						$ 300,000		$ 300,000	$ 700,000
Principal amount of debt whose floor price is amended	$ 2,000,000
Subsequent events
Subsequent events
Conversion floor price (in dollars per share) | $ / shares							$ 3.00	$ 1.00
Principal amount of debt whose floor price is amended							$ 200,000	$ 1,400,000
Subsequent events | Convertible Debentures issued on November 22, 2019, December 30, 2019 & March 9, 2020
Subsequent events
Conversion floor price (in dollars per share) | $ / shares							$ 3.00
Principal amount of debt whose floor price is amended							$ 200,000
Subsequent events | Convertible Debentures issued on March 9, 2020
Subsequent events
Conversion floor price (in dollars per share) | $ / shares						$ 0.80
Principal amount of debt whose floor price is amended						$ 400,000
Subsequent events | Convertible Debentures issued on November 13, 2020
Subsequent events
Conversion floor price (in dollars per share) | $ / shares					$ 0.80
Subsequent events | Convertible Debentures two and three
Subsequent events
Conversion floor price (in dollars per share) | $ / shares								$ 3.00
Minimum | Subsequent events
Subsequent events
Conversion floor price (in dollars per share) | $ / shares							$ 1.00
Minimum | Subsequent events | Convertible Debentures issued on November 22, 2019, December 30, 2019 & March 9, 2020
Subsequent events
Conversion floor price (in dollars per share) | $ / shares							$ 1.00
Minimum | Subsequent events | Convertible Debentures issued on August 14, 2020
Subsequent events
Conversion floor price (in dollars per share) | $ / shares						$ 3.00